Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	₩ 2,684,835	₩ 2,725,068
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Provided (reversed)	1,290,695	910,898
Charge off	(1,146,776)	(858,722)
Amortization of discount	(28,588)	(25,211)
Disposal	(44,337)	(53,309)
Collection	350,009	325,906
Others	(44,872)	(383,597)
Business combination (Note 47)	0	43,802
Ending balance	3,060,966	2,684,835
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	133,412	115,295
Transfer (from) to 12 month expected credit losses	20,082	18,079
Transfer (from) to lifetime expected credit losses	(9,077)	(9,411)
Transfer (from) to credit- impaired financial assets	(3,247)	(942)
Provided (reversed)	5,253	(7,751)
Charge off	0	0
Amortization of discount	0	0
Disposal	(343)	0
Collection	0	0
Others	2,954	2,484
Business combination (Note 47)	0	15,658
Ending balance	149,034	133,412
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	91,025	88,360
Transfer (from) to 12 month expected credit losses	(19,487)	(17,592)
Transfer (from) to lifetime expected credit losses	18,772	17,342
Transfer (from) to credit- impaired financial assets	(9,010)	(3,739)
Provided (reversed)	(5,319)	19,130
Charge off	0	0
Amortization of discount	0	0
Disposal	(8)	(241)
Collection	0	0
Others	10,075	(15,353)
Business combination (Note 47)	0	3,118
Ending balance	86,048	91,025
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	169,038	156,459
Transfer (from) to 12 month expected credit losses	(595)	(487)
Transfer (from) to lifetime expected credit losses	(9,695)	(7,931)
Transfer (from) to credit- impaired financial assets	12,257	4,681
Provided (reversed)	199,765	214,260
Charge off	(254,723)	(257,742)
Amortization of discount	(5,630)	(274)
Disposal	(18,605)	(21,561)
Collection	85,819	70,319
Others	20,809	4,522
Business combination (Note 47)	0	6,792
Ending balance	198,440	169,038
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	419,752	434,793
Transfer (from) to 12 month expected credit losses	67,590	50,720
Transfer (from) to lifetime expected credit losses	(49,727)	(35,790)
Transfer (from) to credit- impaired financial assets	(1,590)	(565)
Provided (reversed)	149,400	(43,230)
Charge off	0	0
Amortization of discount	0	0
Disposal	(726)	(6)
Collection	0	0
Others	(16,085)	13,810
Business combination (Note 47)	0	20
Ending balance	568,614	419,752
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	531,286	581,915
Transfer (from) to 12 month expected credit losses	(66,777)	(48,295)
Transfer (from) to lifetime expected credit losses	55,512	118,605
Transfer (from) to credit- impaired financial assets	(52,383)	(13,332)
Provided (reversed)	211,341	(31,265)
Charge off	0	0
Amortization of discount	0	0
Disposal	0	(245)
Collection	0	0
Others	(13,896)	(76,711)
Business combination (Note 47)	0	614
Ending balance	665,083	531,286
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	469,207	519,683
Transfer (from) to 12 month expected credit losses	(813)	(2,425)
Transfer (from) to lifetime expected credit losses	(5,785)	(82,815)
Transfer (from) to credit- impaired financial assets	53,973	13,897
Provided (reversed)	265,557	277,436
Charge off	(317,514)	(259,400)
Amortization of discount	(15,151)	(19,396)
Disposal	(24,473)	(30,436)
Collection	63,822	62,973
Others	(7,579)	(27,910)
Business combination (Note 47)	0	17,600
Ending balance	481,244	469,207
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	173,884	170,242
Transfer (from) to 12 month expected credit losses	22,148	55,815
Transfer (from) to lifetime expected credit losses	(11,568)	(20,607)
Transfer (from) to credit- impaired financial assets	(901)	(1,250)
Provided (reversed)	103,793	57,062
Charge off	0	0
Amortization of discount	0	0
Disposal	0	0
Collection	0	0
Others	(83,448)	(87,378)
Business combination (Note 47)	0	0
Ending balance	203,908	173,884
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	365,248	351,765
Transfer (from) to 12 month expected credit losses	(21,591)	(55,712)
Transfer (from) to lifetime expected credit losses	11,834	20,756
Transfer (from) to credit- impaired financial assets	(2,041)	(3,916)
Provided (reversed)	210,592	280,047
Charge off	0	0
Amortization of discount	0	0
Disposal	0	0
Collection	0	0
Others	(189,589)	(227,692)
Business combination (Note 47)	0	0
Ending balance	374,453	365,248
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	314,850	280,098
Transfer (from) to 12 month expected credit losses	(557)	(103)
Transfer (from) to lifetime expected credit losses	(266)	(149)
Transfer (from) to credit- impaired financial assets	2,942	5,166
Provided (reversed)	137,254	147,332
Charge off	(572,008)	(332,862)
Amortization of discount	(7,807)	(5,541)
Disposal	0	0
Collection	200,234	190,738
Others	232,048	30,171
Business combination (Note 47)	0	0
Ending balance	306,690	314,850
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	7,501	10,670
Transfer (from) to 12 month expected credit losses	164	757
Transfer (from) to lifetime expected credit losses	(242)	(159)
Transfer (from) to credit- impaired financial assets	(13)	0
Provided (reversed)	4,188	(4,067)
Charge off	0	0
Amortization of discount	0	0
Disposal	0	0
Collection	0	0
Others	(164)	300
Business combination (Note 47)	0	0
Ending balance	11,434	7,501
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	7,481	5,882
Transfer (from) to 12 month expected credit losses	(164)	(757)
Transfer (from) to lifetime expected credit losses	242	289
Transfer (from) to credit- impaired financial assets	(9)	0
Provided (reversed)	2,048	1,907
Charge off	0	0
Amortization of discount	0	0
Disposal	0	0
Collection	0	0
Others	3	160
Business combination (Note 47)	0	0
Ending balance	9,601	7,481
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	2,151	9,906
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	(130)
Transfer (from) to credit- impaired financial assets	22	0
Provided (reversed)	6,823	37
Charge off	(2,531)	(8,718)
Amortization of discount	0	0
Disposal	(182)	(820)
Collection	134	1,876
Others	0	0
Business combination (Note 47)	0	0
Ending balance	6,417	2,151
Others
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	78,849	71,621
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Provided (reversed)	33,785	33,945
Charge off	(26,814)	(29,456)
Amortization of discount	0	0
Disposal	(34)	0
Collection	2,166	1,873
Others	4,950	(9,294)
Business combination (Note 47)	0	10,160
Ending balance	92,902	78,849
Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	33,987	39,927
Transfer (from) to 12 month expected credit losses	286	458
Transfer (from) to lifetime expected credit losses	(259)	(231)
Transfer (from) to credit- impaired financial assets	(256)	(172)
Provided (reversed)	(2,143)	2,822
Charge off	0	0
Amortization of discount	0	0
Disposal	(2)	0
Collection	0	0
Others	4,078	(9,738)
Business combination (Note 47)	0	921
Ending balance	35,691	33,987
Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	7,272	6,930
Transfer (from) to 12 month expected credit losses	(273)	(453)
Transfer (from) to lifetime expected credit losses	264	244
Transfer (from) to credit- impaired financial assets	(1,492)	(2,310)
Provided (reversed)	2,650	2,667
Charge off	0	0
Amortization of discount	0	0
Disposal	0	0
Collection	0	0
Others	(140)	9
Business combination (Note 47)	0	185
Ending balance	8,281	7,272
Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	37,590	24,764
Transfer (from) to 12 month expected credit losses	(13)	(5)
Transfer (from) to lifetime expected credit losses	(5)	(13)
Transfer (from) to credit- impaired financial assets	1,748	2,482
Provided (reversed)	33,278	28,456
Charge off	(26,814)	(29,456)
Amortization of discount	0	0
Disposal	(32)	0
Collection	2,166	1,873
Others	1,012	435
Business combination (Note 47)	0	9,054
Ending balance	₩ 48,930	₩ 37,590